Long-Term Debt	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	Long-Term Debt

	September 30, 2020	December 31, 2019
	$	$
Revolving Credit Facilities	280,000	603,132
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	250,000	250,000
Convertible Senior Notes (5%) due January 17, 2023	114,184	125,000
Norwegian Krone-denominated Bonds due through September 2025	326,820	347,163
U.S. Dollar-denominated Term Loans due through 2030	962,757	1,336,437
Euro-denominated Term Loans due through 2024	157,156	165,376
Other U.S. Dollar-denominated loan	—	3,300
Total principal	2,090,917	2,867,120
Less unamortized discount and debt issuance costs	(36,045)	(39,968)
Total debt	2,054,872	2,827,152
Less current portion	(302,682)	(523,312)
Long-term portion	1,752,190	2,303,840
As of September 30, 2020, the Company had four revolving credit facilities (collectively, the Revolvers) available. The Revolvers, as at such date, provided for aggregate borrowings of up to $928.2 million, of which $648.2 million was undrawn. Interest payments are based on LIBOR plus a margin. The margins ranged between 1.40% and 3.95% at September 30, 2020 and at December 31, 2019. As at September 30, 2020, the aggregate amount available under the Revolvers was scheduled to decrease by $135.0 million (remainder of 2020), $115.8 million (2021), $410.8 million (2022), $65.3 million (2023) and $201.3 million (2024). The Revolvers are collateralized by first-priority mortgages granted on 33 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all but one of the Revolvers' outstanding amounts. Included in other related security are 25.2 million common units in Teekay LNG and 5.0 million Class A common shares in Teekay Tankers to secure a $150 million credit facility. On October 1, 2020, Teekay Parent completed the refinancing of its revolving credit facility, and as part of this refinancing, 10.75 million Teekay LNG common units were included as additional security. Subsequent to this refinancing, the Revolvers provided for aggregate borrowings of up to $957.6 million, of which $677.6 million was undrawn, and the aggregate amount available under the Revolvers is scheduled to decrease by $47.2 million (remainder of 2020), $115.8 million (2021), $528.0 million (2022), $65.3 million (2023) and $201.3 million (2024).

The Company’s 8.5% senior unsecured notes were due January 15, 2020 with an original aggregate principal amount of $450 million (the Original Notes). In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes which were due on January 15, 2020 (or the Additional Notes) at 99.0% of face value, plus accrued interest from July 15, 2015. Prior to 2020, the Company repurchased $613.3 million in aggregate principal amount and in January 2020, the Company repaid all remaining Original Notes and Additional Notes at maturity.

In May 2019, the Company issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). The 2022 Notes are guaranteed on a senior secured basis by certain of our subsidiaries and are secured by first-priority liens on two of Teekay's FPSO units, a pledge of the equity interests in Teekay's subsidiary that owned all of Teekay's common units of Teekay LNG Partners L.P. and all of Teekay’s Class A common shares of Teekay Tankers Ltd. and a pledge of the equity interests in Teekay's subsidiaries that own Teekay Parent's three FPSO units.

The Company may redeem the 2022 Notes in whole or in part at any time prior to November 15, 2020 at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus the greater of (i) 1.0% of the principal amount of such 2022 Notes and (ii) the excess, if any, of the sum of the present values of the remaining scheduled payments of principal and interest on the 2022 Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points over the principal amount of such 2022 Notes, plus accrued and unpaid interest to, but excluding, the redemption date.

The Company may redeem the 2022 Notes in whole or in part at a redemption price equal to a percentage of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date, as follows: 104.625% at any time on or after November 15, 2020, but prior to November 15, 2021; 102.313% at any time on or after November 15, 2021, but prior to August 15, 2022; and 100% at any time on or after August 15, 2022.

On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (the Convertible Notes). The Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share. On issuance of the Convertible Notes, $104.6 million of the net proceeds was reflected in long-term debt, including unamortized discount, and is being accreted to $125.0 million over its five-year term through interest expense. The remaining amount of the net proceeds of $16.1 million was allocated to the conversion feature and reflected in additional paid-in capital.
In September 2020, Teekay Parent commenced repurchasing some of its Convertible Notes in the open market, acquiring $10.8 million of the principal of the Convertible Notes for total consideration of $8.8 million and recognized a gain of $1.1 million in the third quarter of 2020, included in other loss on the Company's unaudited consolidated statements of (loss) income.

Subsequently, in October and November 2020, Teekay Parent acquired an additional $2.0 million of the principal of the Convertible Notes for total consideration of $1.7 million and $6.6 million of the principal of its existing 2022 Notes for total consideration of $6.2 million.

As at September 30, 2020, Teekay LNG had a total of Norwegian Krone (or NOK) 3.1 billion in senior unsecured bonds issued in the Norwegian bond market that mature through 2025 (December 31, 2019 – NOK 3.1 billion). As of September 30, 2020, the total carrying amount of the senior unsecured bonds was $326.8 million (December 31, 2019 – $347.2 million). The bonds are either listed or subject to an application for listing on the Oslo Stock Exchange. The interest payments on the bonds are based on Norwegian Interbank Offered Rate (or NIBOR) plus a margin, which ranges from 4.60% to 6.00% as at September 30, 2020. The Company entered into cross currency rate swaps to swap all interest and principal payments of the bonds into U.S. Dollars, with the interest payments fixed at rates ranging from 5.74% to 7.89%, and the transfer of the principal amount fixed at $360.5 million upon maturity in exchange for NOK 3.1 billion (see Note 16).
As of September 30, 2020, the Company had six U.S. Dollar-denominated term loans outstanding, which totaled $962.8 million in aggregate principal amount (December 31, 2019 – $1.3 billion). Interest payments on the term loans are based on LIBOR plus a margin, of which one of the term loans has an additional tranche with a weighted average fixed rate of 4.26%. At September 30, 2020 and at December 31, 2019, the margins ranged between 0.30% and 3.25%. Term loans require payments in quarterly or semi-annual installments commencing three or six months after delivery of each newbuilding vessel financed thereby, and five of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 20 (December 31, 2019 – 24) of the Company’s vessels, together with certain other security.
Teekay LNG has two Euro-denominated term loans outstanding, which, as at September 30, 2020, totaled 134.1 million Euros ($157.2 million) (December 31, 2019 – 147.5 million Euros ($165.4 million)). Teekay LNG is servicing the loans with funds generated by two Euro-denominated, long-term time-charter contracts. Interest payments for one of the term loans are based on Euro Interbank Offered Rate (or EURIBOR) plus a margin. Interest payments on the remaining term loan are based on EURIBOR where EURIBOR is limited to zero or above zero values, plus a margin. At September 30, 2020 and December 31, 2019, the margins ranged between 0.60% and 1.95%. The Euro-denominated term loans reduce in monthly and semi-annual payments with varying maturities through 2024, are collateralized by first-priority mortgages on two of Teekay LNG's vessels, together with certain other security, and are guaranteed by Teekay LNG and one of its subsidiaries.

Both Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s NOK-denominated bonds, the Company’s Euro-denominated term loans and restricted cash and the change in the valuation of the Company’s cross currency swaps, the Company recognized a foreign exchange loss of $5.9 million (2019 – gain of $5.6 million) and a loss of $8.2 million (2019 – loss of $2.9 million) during the three and nine months ended September 30, 2020 and 2019, respectively.

The weighted-average interest rate on the Company’s aggregate long-term debt as at September 30, 2020 was 3.7% (December 31, 2019 – 4.6%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 16).

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to September 30, 2020, are $38.0 million (remainder of 2020), $423.9 million (2021), $474.0 million (2022), $363.6 million (2023), $258.4 million (2024) and $533.0 million (thereafter).

The Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and five loan agreements require the maintenance of vessel market value to loan ratios. As at September 30, 2020, these ratios were 483%, 234%, 140%, 203% and 182% compared to their minimum required ratios of 125%, 115%, 120%, 135% and 125%, respectively. The vessel values used in these ratios are the appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. Changes in the LNG/LPG carrier and conventional tanker markets could affect the Company's compliance with these ratios.

Certain loan agreements require Teekay LNG to maintain a minimum level of tangible net worth, and minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million, and not to exceed a maximum level of financial leverage. Certain loan agreements require Teekay Tankers to maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of Teekay Tankers' total consolidated debt and obligations related to finance leases.

As of the date these unaudited consolidated financial statements were issued, the Company is in compliance with all covenants under its credit facilities and other long-term debt.